Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

21. LOSS PER SHARE

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Numerator:
Net loss	(49,064)	(57,667)	(8,361)
Less: net loss attributable to noncontrolling interest	(7,665)	(11,746)	(1,703)
Net loss attributable to the Company’s ordinary shareholders	(41,399)	(45,921)	(6,658)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	50,000,000	50,000,000	50,000,000

Basic and diluted earnings per share:	(0.83)	(0.92)	(0.13)